Right-of-use-assets	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use-assets

9. Right-of-use-assets

Changes in the carrying amount of right-of-use assets for the years ended December 31, 2025 and 2024, are reported in the following tables.

	Buildings	Vehicles	Total
Cost as at December 31, 2023	101,592	907	102,499
Additions	4,861	353	5,214
Disposals	(10,329)	(103)	(10,432)
Adjustments due to remeasurements	22	—	22
Adjustments due to modifications	182	93	275
Effect of translation adjustments	3,228	11	3,239
Cost as at December 31, 2024	99,556	1,261	100,817
Additions	9,074	224	9,298
Disposals	(14,510)	(55)	(14,565)
Adjustments due to remeasurements	476	—	476
Adjustments due to modifications	—	(161)	(161)
Effect of translation adjustments	(6,176)	(21)	(6,197)
Cost as at December 31, 2025	88,420	1,248	89,668

Accumulated depreciation and impairment loss as at Dec. 31, 2023	(51,686)	(369)	(52,055)
Depreciation	(10,372)	(271)	(10,643)
Disposals	8,299	103	8,402
Impairment loss	(458)	—	(458)
Adjustments due to remeasurements	—	—	—
Adjustments due to modifications	—	—	—
Effect of translation adjustments	(1,673)	(12)	(1,685)
Accumulated depreciation and impairment loss as at Dec. 31, 2024	(55,890)	(549)	(56,439)
Depreciation	(9,645)	(314)	(9,959)
Disposals	9,605	55	9,660
Impairment loss	(2,926)	—	(2,926)
Adjustments due to remeasurements	—	—	—
Adjustments due to modifications	(4)	160	156
Effect of translation adjustments	3,460	21	3,481
Accumulated depreciation and impairment loss as at Dec. 31, 2025	(55,400)	(627)	(56,027)

Net book value as at December 31, 2023	49,906	538	50,444
Net book value as at December 31, 2024	43,666	712	44,378
Net book value as at December 31, 2025	33,020	621	33,641

The Group leases buildings for its retail stores, warehouses and factory facilities. These leases typically run for a period of five to ten years. Some leases include an option to renew the lease for an additional period of the same duration after the end of the contract term. Some of such leases provide for additional rent payments that are based on changes in local price indices. For certain of these leases, the Group is restricted from entering into any sub-lease arrangements. A significant portion of retail stores, warehouse and factory facilities leases were entered into several years ago.

In March 2025, the High Point building, located in North Carolina (USA), was sold to a company belonging to the majority shareholder. This transaction was followed by the execution of a lease agreement for the entire property with a term of nine years and nine months, expiring on 31 December 2034. As at 31 December 2025, the net carrying amount of the right-of-use asset relating to the aforementioned property amounted to 2,717. See Notes 7 and 45.

The Group leases vehicles under a number of leases. The contract lease term of such leases run for a period of two to four years.

The Group leases also IT and office equipment with contract terms of one to three years. These leases are short-term and/or leases of low-value items. The Group has elected not to recognise right-of-use assets and lease liabilities for these leases.

The following tables show a breakdown of right-of-use assets based on geographical location of the cash generating units (mainly directly operated retail stores) in which they are included.

	31/12/25	31/12/24
United States of America	17,019	21,810
Italy	10,628	12,008
Spain	823	1,424
United Kingdom	914	4,591
China	2,665	2,923
Others	1,592	1,622
Total	33,641	44,378

As at December 31, 2025, the Group performed the impairment test of right-of-use assets included in cash generating units (CGUs) represented by every directly operated retail stores that presented indicators of impairment. For additional information on the impairment assessment, reference should be made to note 8.

As result of the 2025, 2024 and 2023 impairment losses were recognized on right-of-use assets relating to specific retail store CGUs, amounting to 3,615, 1,420 and 1,092, respectively. The impairment loss recorded in 2025 related to three stores in Italy, five in the United States, two in the United Kingdom and two in Australia, reflecting the fact that the sales forecasts for these stores—based on approved cash flow projections—resulted in a value in use lower than the carrying amount of the underlying assets.

More specifically, with reference to 2025:

•
for the stores in Italy, the impairment test resulted in a loss of 128 on right-of-use assets. In addition, the impairment test resulted in an impairment loss on goodwill for two of the four Italian stores amounting to 831 (See Note 10). The total impairment loss therefore amounted to 959, compared with a carrying amount of 3,228, based on a weighted average cost of capital of 9.79% and a long-term growth rate of 1.98%;
•
for the stores in the United States, an impairment loss of 2,494 was recognized, compared with a carrying amount of 7,825, based on a weighted average cost of capital of 9.39% and a long-term growth rate of 2.56%;
•
for the stores in the United Kingdom, an impairment loss of 611 was recognized, compared with a carrying amount of 754, based on a weighted average cost of capital of 9.05% and a long-term growth rate of 2.87%;
•
for the stores in Australia, an impairment loss of 382 was recognized, compared with a carrying amount of 419, based on a weighted average cost of capital of 8.83% and a long-term growth rate of 2.78%.
•
For other retail stores, reversals of impairment amounting to 689 in 2025 and 962 in 2024 were recognized.

Other information about leases for which the Group is a lessee is presented below.

The following tables show the amounts recognized in profit or loss under IFRS 16 for the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023
Depreciation charge of right-of-use assets	9,959	10,643	12,021
Interest on lease liabilities	3,286	3,810	3,090
Expenses relating to short-term leases	1,721	1,970	2,326
Expenses relating to leases of low-value assets, excluding short-term leases	166	156	133
Total	15,132	16,579	17,570

Lease payments recognised in statement of cash flows for the years ended December 31, 2025, 2024 and 2023 amount to 12,768, 14,098 and 14,147 , respectively, and include interest paid for 3,286, 3,810 and 3,090, respectively (see note 21).